Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Personnel Expenses [Abstract]
Disclosure of Detailed Information about Employee Expenses and Head Count

in CHF thousands	2021	2020	2019
Salaries	(25,909)	(23,525)	(18,868)
Share-based compensation (non-cash effective)	(4,085)	(2,932)	(2,438)
Pension costs	(3,059)	(3,080)	(2,018)
Social security costs	(2,535)	(2,393)	(1,894)
Other personnel expenses	(663)	(1,704)	(2,374)
Total year ended December 31	(36,251)	(33,634)	(27,592)

Full-time equivalents and head count	2021	2020	2019
Average number of full-time equivalents	158.3	142.5	127.1
Full-time equivalents at year end	163.2	145.4	135.2
Headcount at year end	177	159	147

Disclosure of Net Defined Benefit Liability (Asset)

in CHF thousands	2021	2020
Defined benefit pension plans
Actuarial assumptions
Discount rate at January 1	0.20%	0.20%
Discount rate at December 31 (1)	0.40%	0.20%
Future salary increases at December 31	2.00%	2.00%
Mortality tables	BVG2020 GT	BVG2015 GT
Date of last actuarial valuation	31.12.2021	31.12.2020
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31	54,461	54,512
Fair value of plan assets at December 31	47,979	41,089
Net defined benefit liability at December 31 (2)	6,483	13,423
Components of defined benefit cost in profit or loss
Current service cost (employer)	3,097	3,033
Past service cost	(94)	—
Interest expense on defined benefit obligation	114	103
Interest income on plan assets	(86)	(80)
Administrative cost excl. cost for managing plan assets	27	24
Defined benefit cost recognized in profit or loss	3,059	3,080
thereof service cost and administrative cost	3,031	3,057
thereof net interest expense on the net defined benefit liability	28	23
Reconciliation of net defined benefit liability
Net defined benefit liability at January 1	13,423	10,656
Defined benefit cost recognized in profit or loss (3)	3,059	3,080
Remeasurement of net pension liabilities	(8,012)	1,514
Contributions by the employer (3)	(1,987)	(1,827)

Net defined benefit liability at December 31 (2)	6,483	13,423
Reconciliation of defined benefit obligation
Defined benefit obligation at January 1	54,512	48,455
Interest expenses on defined benefit obligation	114	103
Current service cost (employer)	3,097	3,033
Contributions by plan participants	1,246	1,138
Benefits (paid)/deposited	1,067	1,424
Past service cost	(94)	—
Administrative cost (excl. cost for managing plan assets)	27	24
Actuarial (gain)/loss on defined benefit obligation	(5,508)	335
Defined benefit obligation at December 31	54,461	54,512
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	(2,303)	—
Actuarial (gain) / loss on changes in demographic assumptions	(2,432)	—
Actuarial (gain) / loss arising from experience adjustments	(773)	335
Actuarial (gain)/loss on defined benefit obligation	(5,508)	335
Return on plan assets excluding interest income	(2,504)	1,179
Remeasurement of net pension liabilities	(8,012)	1,514
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1	41,089	37,799
Interest income on plan assets	86	80
Contributions by the employer	1,987	1,827
Contributions by plan participants	1,246	1,138
Benefits (paid)/deposited	1,067	1,424
Return on plan assets excl. interest income	2,504	(1,179)
Fair value of plan assets at December 31	47,979	41,089
Best estimate of contributions of next year
Contributions by the employer	2,060	1,834
Plan asset classes
Cash and cash equivalents	9,581	8,118
Equity instruments	20,246	16,791
Debt instruments (e.g. bonds)	6,130	5,671
Real estate funds	1,612	1,075
Others	1,547	1,483
Total plan assets at fair value (quoted market price)	39,116	33,138
Others	8,862	7,951
Total plan assets at fair value (non-quoted market price)	8,862	7,951
Total plan assets at fair value at December 31	47,979	41,089
thereof entity's own transferable financial instruments	—	—
thereof property occupied or other assets used by the entity	—	—
Sensitivity (4)
Defined benefit obligation at December 31 with discount rate -0.25%	57,066	57,383
Defined benefit obligation at December 31 with discount rate +0.25%	52,054	51,871
Defined benefit obligation at December 31 with interest rate on retirement savings capital -0.25%	53,576	53,598

Defined benefit obligation at December 31 with interest rate on retirement savings capital +0.25%	55,373	55,454
Defined benefit obligation at December 31 with salary increases -0.25%	53,993	54,033
Defined benefit obligation at December 31 with salary increases +0.25%	54,947	54,999
Defined benefit obligation at December 31 with life expectancy +1 year	55,283	55,417
Defined benefit obligation at December 31 with life expectancy -1 year	53,569	53,611
Maturity profile of defined benefit obligation
Weighted average duration of defined obligation in years at December 31	18.5	20.2
Weighted average duration of defined obligation in years at December 31 for active members	18.3	20.2
Weighted average duration of defined obligation in years at December 31 for pensioners	19.6	20.3

(1) Discount rates are based on industry benchmarks related to benefits with a 20 year duration
(2) In liabilities for employee benefits, as presented in the consolidated statement of financial position included are also TCHF 257 (2020: TCHF 255; 2019: TCHF 240) for accrued sabbatical cost.
(3) The sum of these two positions represent the non-cash effective pension costs recognized in the profit and loss section of the consolidated statement of comprehensive loss of which TCHF 837 are research and development costs (2020: TCHF 1,039; 2019: TCHF 358) and TCHF 235 are selling, general and administrative costs (2020: TCHF 214; 2019: TCHF 104).
(4) For the most important parameters which influence the pension obligation of the Company a sensitivity analysis was performed. The discount rate and the assumption for salary increases were modified by a certain percentage value. Sensitivity on mortality was calculated by changing the mortality with a constant factor for all age groups. With this procedure we could change the longevity for most of the age categories by one year longer or shorter than the baseline value.

Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income	The table below presents the amounts that are reflected in the statement of comprehensive loss for the periods indicated:

in CHF thousands	2021	2020	2019

Components of defined benefit cost in profit or loss
Current service cost (employer)	3,097	3,033	2,053
Past service cost	(94)	—	(105)
Interest expense on defined benefit obligation	114	103	356
Interest income on plan assets	(86)	(80)	(304)
Administrative cost excl. cost for managing plan assets	27	24	18
Defined benefit cost recognized in profit or loss	3,059	3,080	2,018
thereof service cost and administrative cost	3,031	3,057	1,966
thereof net interest expense on the net defined benefit liability	28	23	52

Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	(2,303)	—	4,774
Actuarial (gain) / loss on changes in demographic assumptions	(2,432)	—	—
Actuarial (gain) / loss arising from experience adjustments	(773)	335	963
Actuarial (gain)/loss on defined benefit obligation	(5,508)	335	5,737
Return on plan assets excluding interest income	(2,504)	1,179	(1,026)
Remeasurement of net pension liabilities	(8,012)	1,514	4,711

Best estimate of contributions of next year
Contributions by the employer	2,060	1,834	1,724

Disclosure of Conditions and Inputs Used in the Measurement of the Fair Values at Grant Dates
The following table provides the conditions as well as the inputs used in the measurement of the fair values at grant dates:

RSU/PSU, conditions and assumptions	2021	2020
Nature of arrangement	Grant of PSU/RSU	Grant of PSU/RSU
Grant date RSU	April 21, 2021	April 29, 2020
Grant dates PSU	Jan 1 - Oct 1	Jan 1 - Oct 1
Number of RSU granted	29,519	33,467
Number of PSU granted	230,536	267,657
Weighted average exercise price (CHF)	0.10	0.10
Share price (CHF)	17.90 - 23.25	14.50 - 21.50
Full contractual life for RSU (years)	3.00	3.00
Full contractual life for PSU (years)	2.25 - 3.00	2.25 - 3.00
Vesting period for RSU (years)	1.00	1.00
Vesting period for PSU (years), Management Board	2.25 - 3.00	n.a.
Vesting period for PSU (years), employees excluding Management Board	2.25 - 3.00 (pro-rata annual vesting)	n.a.
Vesting period for PSU (years), all awards	n.a.	2.25 - 3.00
Settlement	Common Shares	Common Shares
Expected volatility on Common shares	58.57 - 61.69	42.73 - 56.26
Risk-free interest rate p. a. (%) / CHF LIBOR / Common shares	(0.58) - (0.61)	(0.42) - (0.60)
Expected volatility on NBI	26.21 - 27.01	21.20 - 25.70
Risk-free interest rate p. a. (%) / USD LIBOR / NBI	0.24 - 0.34	0.36 - 2.00
Expected volatility on SPI	15.96 - 16.15	11.19 - 15.79
Risk-free interest rate p. a. (%) / CHF LIBOR / SPI	(0.58) - (0.61)	(0.42) - (0.60)
Expected dividend (CHF)	—	—
Weighted average fair value of rights granted (CHF)	24.56	20.18
Latest expiry date	Sep 30, 2024	Sep 30, 2023
Valuation model	Monte Carlo	Monte Carlo

Disclosure of Movements in the Number of Share Options
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2019	1,005,255	3.32	560,250	5.87	445,005	0.10
Granted	301,124	0.10	—	—	301,124	0.10
(Performance adjustment) (1)	(27,956)	0.10	—	—	(27,956)	0.10
(Forfeited) (2)	(84,679)	0.10	—	—	(84,679)	0.10
(Expired)	—	—	—	—	—	—
(Exercised) (3)	(278,581)	3.05	(178,191)	4.70	(100,390)	0.10
Balance outstanding at December 31, 2020	915,163	2.74	382,059	6.42	533,104	0.10
Granted	260,055	0.10	—	—	260,055	0.10
(Performance adjustment) (1)	(1,022)	0.10	—	—	(1,022)	0.10
(Forfeited) (2)	(66,518)	0.10	—	—	(66,518)	0.10
(Expired)	—	—	—	—	—	—
(Exercised) (3)	(145,656)	1.85	(63,157)	4.14	(82,499)	0.10
Balance outstanding at December 31, 2021	962,022	2.35	318,902	6.87	643,120	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising during the year ended 2021 amounted to CHF 19.87 (2020: CHF 19.73)

Disclosure of Movements in the Number of PSUs and RSUs
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2019	1,005,255	3.32	560,250	5.87	445,005	0.10
Granted	301,124	0.10	—	—	301,124	0.10
(Performance adjustment) (1)	(27,956)	0.10	—	—	(27,956)	0.10
(Forfeited) (2)	(84,679)	0.10	—	—	(84,679)	0.10
(Expired)	—	—	—	—	—	—
(Exercised) (3)	(278,581)	3.05	(178,191)	4.70	(100,390)	0.10
Balance outstanding at December 31, 2020	915,163	2.74	382,059	6.42	533,104	0.10
Granted	260,055	0.10	—	—	260,055	0.10
(Performance adjustment) (1)	(1,022)	0.10	—	—	(1,022)	0.10
(Forfeited) (2)	(66,518)	0.10	—	—	(66,518)	0.10
(Expired)	—	—	—	—	—	—
(Exercised) (3)	(145,656)	1.85	(63,157)	4.14	(82,499)	0.10
Balance outstanding at December 31, 2021	962,022	2.35	318,902	6.87	643,120	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising during the year ended 2021 amounted to CHF 19.87 (2020: CHF 19.73)

Disclosure of Exercise Prices, Number and Weighted Average Remaining Contractual Life of Outstanding Instruments
The following table applies to all share options, PSUs and RSUs outstanding at December 31, 2021:

Exercise price CHF	Options / PSU/RSU (number)	Remaining life (years)	Thereof exercisable options
Options
2.31	1,160	0.7	1,160
6.05	2,815	1.0	2,815
6.06	15,450	2.4	15,450
6.94	299,477	2.7	299,477
PSU/RSU
0.10	643,120	1.2
Total	962,022		318,902
The following table applies to all share options, PSUs and RSUs outstanding at December 31, 2020:

Exercise price CHF	Options / PSU/RSU (number)	Remaining life (years)	Thereof exercisable options
Options
2.31	38,917	0.6	38,917
6.05	2,815	2.0	2,815
6.06	17,942	3.3	17,942
6.94	322,385	3.7	322,385
PSU/RSU
0.10	533,104	1.6	—
Total	915,163		382,059

Disclosure of Non-Cash Costs for Share-Based Payments by Functions
The non-cash costs for share-based payments recognized in the statement of comprehensive loss can be attributed to the Group’s two functions as follows:

in CHF thousands	2021	2020	2019
Research and development	2,208	1,573	1,192
Selling, general and administrative	1,877	1,359	1,246
Total year ended December 31	4,085	2,932	2,438